COMMITMENTS - Non-cancellable Lease Commitments Not Capitalized (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-cancellable operating leases commitments [line items]
Total non-cancellable minimum lease payments	€ 8	€ 22
Less than 1 year
Disclosure of non-cancellable operating leases commitments [line items]
Total non-cancellable minimum lease payments	3	6
1 to 5 years
Disclosure of non-cancellable operating leases commitments [line items]
Total non-cancellable minimum lease payments	3	11
Over 5 years
Disclosure of non-cancellable operating leases commitments [line items]
Total non-cancellable minimum lease payments	€ 2	€ 5